Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
COMMON STOCKS - 97.58%
Communication Services - 7.49%
Alphabet, Inc. - Class A (a) ........................................................................................... 614 $ 80,348
Comcast Corp. ........................................................................................................... 2,426 107,569
Meta Platforms, Inc. - Class A (a) .................................................................................. 118 35,425
223,342
Consumer Discretionary - 8.27%
Darden Restaurants, Inc. ............................................................................................ 312 44,685
General Motors Co. .................................................................................................... 987 32,541
Home Depot, Inc. ....................................................................................................... 222 67,079
Lennar Corp. ............................................................................................................. 307 34,455
Wynn Resorts Ltd. ...................................................................................................... 275 25,413
Yum! Brands, Inc. ....................................................................................................... 338 42,230
246,403
Consumer Staples - 4.67%
Archer-Daniels-Midland Co. .......................................................................................... 657 49,551
Philip Morris International, Inc. ..................................................................................... 747 69,157
Target Corp. .............................................................................................................. 186 20,566
139,274
Energy - 6.73%
Baker Hughes Co. ...................................................................................................... 888 31,364
Chevron Corp. ........................................................................................................... 293 49,405
ConocoPhillips ........................................................................................................... 371 44,446
EOG Resources, Inc. ................................................................................................... 262 33,211
Pioneer Natural Resources Co. ..................................................................................... 183 42,008
200,434
Financials - 12.40%
BlackRock, Inc. .......................................................................................................... 78 50,426
Capital One Financial Corp. ......................................................................................... 273 26,495
CME Group, Inc. ......................................................................................................... 285 57,063
Discover Financial Services ......................................................................................... 263 22,784
Intercontinental Exchange, Inc. .................................................................................... 220 24,204
JPMorgan Chase & Co. ................................................................................................ 569 82,516
Marsh & McLennan Cos., Inc. ...................................................................................... 557 105,997
369,485
Health Care - 19.77%
Abbott Laboratories .................................................................................................... 306 29,636
AbbVie, Inc. ............................................................................................................... 255 38,010
Danaher Corp. ........................................................................................................... 178 44,162
Elevance Health, Inc. .................................................................................................. 73 31,786
Eli Lilly & Co. ............................................................................................................. 161 86,478
Gilead Sciences, Inc. .................................................................................................. 563 42,191
Humana, Inc. ............................................................................................................ 68 33,083
Johnson & Johnson .................................................................................................... 393 61,210
Pfizer, Inc. ................................................................................................................. 1,708 56,654
The Cigna Group ........................................................................................................ 113 32,326
UnitedHealth Group, Inc. ............................................................................................. 265 133,611
589,147
Industrials - 10.17%
Boeing Co. (a) ............................................................................................................ 149 28,560
Caterpillar, Inc. .......................................................................................................... 155 42,315
CSX Corp. ................................................................................................................. 1,430 43,973
Honeywell International, Inc. ........................................................................................ 151 27,896
L3Harris Technologies, Inc. .......................................................................................... 144 25,073
Lockheed Martin Corp. ............................................................................................... 110 44,986
Norfolk Southern Corp. ............................................................................................... 119 23,435
Northrop Grumman Corp. ............................................................................................ 152 66,908

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
2
Shares Value
$ 303,146
Information Technology - 21.14%
Apple, Inc. ................................................................................................................ 457 78,243
Applied Materials, Inc. ................................................................................................ 196 27,136
Broadcom, Inc. .......................................................................................................... 325 269,938
Intel Corp. ................................................................................................................. 999 35,514
Microsoft Corp. .......................................................................................................... 694 219,131
629,962
Materials - 2.45%
Linde PLC ................................................................................................................. 113 42,076
LyondellBasell Industries NV ........................................................................................ 326 30,872
72,948
Real Estate - 2.02%
Digital Realty Trust, Inc. ............................................................................................... 222 26,866
Extra Space Storage, Inc. ............................................................................................ 275 33,435
60,301
Utilities - 2.47%
Constellation Energy Corp. ........................................................................................... 301 32,833
Sempra .................................................................................................................... 600 40,818
73,651
TOTAL COMMON STOCKS (Cost $2,813,576) .................................................................. 2,908,093
Contracts
Notional
Amount
PURCHASED OPTIONS - 0.92% (b)
OVER-THE-COUNTER PUT OPTIONS - 0.92%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expires
11/10/2023, Strike Price $9,500.00 (c) .................................................................... 306 $ 2,945,101 27,436
TOTAL PURCHASED OPTIONS (Cost $27,846) ................................................................. 27,436
Total Investments (Cost $2,841,422) - 98.50% ............................................................. 2,935,529
Assets in Excess of Other Liabilities - 1.50% ................................................................ 44,361
TOTAL NET ASSETS -  100.00% .................................................................................... $ 2,979,890
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
3
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Broadcom, Inc.
328
$ 272,300
9.25%
Microsoft Corp.
702
221,767
7.53%
UnitedHealth Group, Inc.
268
135,335
4.59%
Comcast Corp.
2,457
108,932
3.70%
Marsh & McLennan Cos, Inc.
563
107,199
3.64%
Eli Lilly & Co.
164
87,926
3.00%
JPMorgan Chase & Co.
576
83,582
2.84%
Alphabet, Inc. - Class A
624
81,603
2.77%
Apple, Inc.
463
79,224
2.69%
Philip Morris International, Inc.
757
70,087
2.38%
Home Depot, Inc.
225
68,132
2.31%
Extra Space Storage, Inc.
348
67,694
2.30%
Northrop Grumman Corp.
154
67,688
2.29%
Johnson & Johnson
399
62,123
2.11%
CME Group, Inc.
288
57,661
1.96%
Pfizer, Inc.
1,729
57,354
1.95%
BlackRock, Inc.
79
51,039
1.73%
Archer-Daniels-Midland Co.
664
50,094
1.70%
Chevron Corp.
296
49,873
1.69%
Lockheed Martin Corp.
111
45,568
1.55%
Darden Restaurants, Inc.
316
45,202
1.54%
ConocoPhillips
376
45,076
1.53%
Danaher Corp.
181
44,893
1.52%
CSX Corp.
1,452
44,641
1.51%
Linde PLC
115
42,746
1.45%
Caterpillar, Inc.
157
42,747
1.45%
Yum! Brands, Inc.
342
42,760
1.45%
Gilead Sciences, Inc.
571
42,757
1.45%
Pioneer Natural Resources Co.
185
42,440
1.44%
Sempra
608
41,368
1.40%
AbbVie, Inc.
259
38,533
1.31%
Intel Corp.
1,011
35,937
1.22%
Meta Platforms, Inc. - Class A
119
35,875
1.22%
Lennar Corp.
312
34,988
1.19%
EOG Resources, Inc.
265
33,611
1.14%
Constellation Energy Corp.
305
33,229
1.13%
The Cigna Group
115
32,773
1.12%
General Motors Co.
999
32,941
1.12%
Elevance Health, Inc.
74
32,332
1.10%
Baker Hughes Corp.
896
31,646
1.07%
LyondellBasell Industries NV
329
31,159
1.06%
Abbott Laboratories
311
30,129
1.02%
Boeing C o.
150
28,840
0.98%
Honeywell International, Inc.
153
28,192
0.96%
Applied Materials, Inc.
199
27,510
0.93%
Digital Realty Trust, Inc.
225
27,177
0.92%
Capital One Financial Corp.
277
26,857
0.91%
Wynn Resorts Ltd.
279
25,782
0.88%
L3Harris Technologies, Inc.
146
25,459
0.86%
Intercontinental Exchange, Inc.
223
24,507
0.83%
Top 50 Holdings
2,877,288
97.69%
Other Securities
67,813
2.31%
Total Underlying Positions
$2,945,101
100.00%
(c) Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2023 are shown below:

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
4
SCHEDULE OF OPTIONS WRITTEN
September 30, 2023 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 11/10/2023 $ 10,430.00 306 $ (2,945,101) $ (6,643)
Over-the-Counter Put Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 11/10/2023 8,000.00 306 (2,945,101) (3,678)
TOTAL OPTIONS WRITTEN (Premiums Received $27,846) $ (10,321)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2023 are shown in the
Schedule of Investments.

Milliman - Capital Group Hedged U.S Income and Growth Fund
Schedule of Investments (Concluded)
September 30, 2023 (Unaudited)
5
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
September 30, 2023 :
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Common Stocks 2,908,093 – – 2,908,093
Purchased Options – 27,436 – 27,436
Total Assets
$ 2,908,093 $ 27,436 $ – $ 2,935,529
Liabilities
Options Written $ – $ 10,321 $ – $ 10,321
Total Liabilities
$ – $ 10,321 $ – $ 10,321